                              AIM TAX-EXEMPT FUNDS

                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                           Supplement dated August 1, 2006
         to the Statement of Additional Information dated July 31, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND          TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                                      HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
-------------------------------     -------          -------------------------------------------               --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946           1993       Director and Chairman, A I M Management Group Inc.            None"
Trustee and Vice Chair                           (financial services holding company); Director and
                                                 Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                                 -- AIM Division (parent of AIM and a global
                                                 investment management firm); and Trustee and Vice
                                                 Chair of The AIM Family of Funds--Registered Trademark--

                                                 Formerly:  President and Chief Executive Officer,
                                                 A I M Management Group Inc.; Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered
                                                 investment advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered investment
                                                 advisor), A I M Distributors, Inc. (registered broker
                                                 dealer), AIM Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); Chief Executive Officer,
                                                 AMVESCAP PLC -- Managed Products; and President and
                                                 Principal Executive Officer of The AIM Family of
                                                 Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954           2006       Director, Chief Executive Officer and President, A I M        None"
President and Principal                          Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                                AIM Funds Management Inc. and 1371 Preferred Inc.;
                                                 Director and President, A I M Advisors, Inc., INVESCO
                                                 Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                                 A I M Capital Management, Inc. and A I M Distributors,
                                                 Inc.; Director and Chairman, AIM Investment Services,
                                                 Inc., Fund Management Company and INVESCO Distributors,
                                                 Inc.; Director, President and Chairman, AVZ Callco
                                                 Inc., AMVESCAP  Inc. and AIM Canada Holdings Inc.;
                                                 Director and Chief Executive Officer, AIM Trimark
                                                 Global Fund Inc. and AIM Trimark Canada Fund Inc.;
                                                 and President and Principal Executive Officer of The
                                                 AIM Family of Funds--Registered Trademark--

                                                 Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                                 Executive Vice President and Chief Operations
                                                 Officer, AIM Funds Management Inc.; President, AIM
                                                 Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                                 Inc.; and Director, Trimark Trust

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(1)  Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

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